Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 503,505	$ 1,433,158
Accounts receivable, net of allowance for CECL - trade receivable of $47,199 and $231,937, respectively	164,170	967,819
Prepaid expenses	11,765	26,721
Other receivables	3,069	64,023
Total Current Assets	682,509	2,491,721
Property and equipment, net	3,307,371	3,129,884
Other Assets
Deferred tax assets		11,121
VAT credit	9,362	2,349
Total Other Assets	9,362	13,470
Total Assets	3,999,242	5,635,075
Current Liabilities:
Accounts payable and accrued liabilities	101,969	313,086
Deferred income	20,068	20,179
Short-term loans payable		372,679
Total Current Liabilities	122,037	705,944
Total Liabilities	122,037	705,944
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 shares issued and outstanding as of December 31, 2023 and 2022	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	(3,363,436)	(2,202,990)
Accumulated other comprehensive (loss) income	56,432	(52,088)
Total Shareholders' Equity	3,877,205	4,929,131
Total Liabilities and Equity	$ 3,999,242	$ 5,635,075